Summary of Significant Accounting Policies (Details) - Schedule of accrued warranty expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued warranty expenses [Abstract]
Beginning balance	$ 330,626	$ 327,265
Aggregate increase for new warranties issued during current year	304,173	7,608
Effects of foreign exchange rate	22,241	(4,247)
Ending balance	$ 657,040	$ 330,626